Inv Adv | Spartan U.S. Bond Index Fund
Fund Summary Fund/Class: Spartan® U.S. Bond Index Fund/Investor, Fidelity Advantage®
Investment Objective
The fund seeks to provide investment results that correspond to the aggregate price and interest performance of the debt securities in the Barclays® U.S. Aggregate Bond Index.
Fee Table
The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees - Inv Adv - Spartan U.S. Bond Index Fund - USD ($)	Investor Class	Fidelity Advantage Class
Shareholder fees (fees paid directly from your investment)	none	none

Annual operating expenses (expenses that you pay each year as a % of the value of your investment)
Annual Operating Expenses - Inv Adv - Spartan U.S. Bond Index Fund		Investor Class	Fidelity Advantage Class
Management fee		0.05%	0.05%
Distribution and/or Service (12b-1) fees		none	none
Other expenses		0.17%	0.12%
Total annual operating expenses		0.22%	0.17%
Fee waiver and/or expense reimbursement	[1]	0.02%	0.10%
Total annual operating expenses after fee waiver and/or expense reimbursement		0.20%	0.07%
[1]	Fidelity Management & Research Company (FMR) has contractually agreed to reimburse Investor Class and Fidelity Advantage Class of the fund to the extent that total operating expenses (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of its average net assets, exceed 0.20% and 0.07%, respectively. These arrangements will remain in effect through October 31, 2016. FMR may not terminate these arrangements before the expiration date without the approval of the Board of Trustees.

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Expense Example - Inv Adv - Spartan U.S. Bond Index Fund - USD ($)	Investor Class	Fidelity Advantage Class
1 year	$ 20	$ 7
3 years	68	43
5 years	122	84
10 years	$ 278	$ 205

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 75% of the average value of its portfolio.
Principal Investment Strategies
  Normally investing at least 80% of the fund's assets in bonds included in the Barclays® U.S. Aggregate Bond Index.
  Using statistical sampling techniques based on duration, maturity, interest rate sensitivity, security structure, and credit quality to attempt to replicate the returns of the Barclays U.S. Aggregate Bond Index using a smaller number of securities.
  Engaging in transactions that have a leveraging effect on the fund, including investments in derivatives - such as swaps (interest rate, total return, and credit default), options, and futures contracts - and forward-settling securities, to adjust the fund's risk exposure.
  Investing in Fidelity's central funds (specialized investment vehicles used by Fidelity funds to invest in particular security types or investment disciplines).

Principal Investment Risks
  Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
  Foreign Exposure. Entities located in foreign countries can be affected by adverse political, regulatory, market, or economic developments in those countries.
  Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease.
  Correlation to Index. The performance of the fund and its index may vary somewhat due to factors such as transaction costs, sample selection, and timing differences associated with additions to and deletions from its index.
  Leverage Risk. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.
An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Unlike individual debt securities, which typically pay principal at maturity, the value of an investment in the fund will fluctuate. You could lose money by investing in the fund.
Performance
The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the Additional Index Information section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.fidelity.com for updated return information.
Year-by-Year Returns Calendar Years

During the periods shown in the chart for Investor Class:	Returns	Quarter ended
Highest Quarter Return	3.91%	September 30, 2011
Lowest Quarter Return	-2.55%	June 30, 2013
Year-to-Date Return	0.99%	September30, 2015

Average Annual Returns
After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. After-tax returns for Investor Class are shown in the table below and after-tax returns for other classes will vary. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.

For the periods ended
December 31, 2014
Average Annual Total Returns - Inv Adv - Spartan U.S. Bond Index Fund	Past 1 year	Past 5 years	Past 10 years	Life of class	[1]	Inception Date
Investor Class | Return Before Taxes	5.90%	4.25%	4.34%
Investor Class | Return After Taxes on Distributions	4.79%	3.16%	2.98%
Investor Class | Return After Taxes on Distributions and Sale of Fund Shares	3.33%	2.89%	2.86%
Fidelity Advantage Class | Return Before Taxes	5.93%			3.62%		May 04, 2011
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	5.97%	4.45%	4.71%
[1]	From May 4, 2011.